Commitments and Contingencies - Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 2,389
2016	2,294
2017	2,212
2018	2,127
2019	2,083
Thereafter	10,223
Total future minimum lease payments	$ 21,328